Note 6 - Investment in Unconsolidated Affiliates Investment in Unconsolidated Affiliates (Notes)	12 Months Ended
Dec. 31, 2015
Equity Method Investments and Joint Ventures [Abstract]
INVESTMENTS IN UNCONSOLIDATED AFFILIATES
INVESTMENTS IN UNCONSOLIDATED AFFILIATES

We do not consolidate any of the assets or liabilities of our equity investees. Our share of net earnings or loss will increase or decrease, as applicable, the carrying value of our investments in unconsolidated affiliates.

For the Uintah Basin Field Services, L.L.C. (“UBFS”) and Three Rivers Gathering, L.L.C. (“TRG”) joint ventures, we determined that these entities do not represent variable interest entities and consolidation was not required. We have the ability to exercise influence over each of these joint ventures through our participation in the management committees, which make all significant decisions. However, since all significant decisions require the consent of the other investor(s) without regard to economic interest, we have determined that we have joint control and have applied the equity method of accounting.

Uintah Basin Field Services, L.L.C.

UBFS, in which we acquired a 38% interest in connection with the Rockies Natural Gas Business Acquisition, is a joint venture between us, Discovery Natural Resources LLC, and Ute Energy Midstream Holdings, LLC (“Ute Energy”) that was originally formed to allow the partners to jointly develop the natural gas gathering infrastructure within a defined area of mutual interest located in the southeastern Uinta Basin. The gathering system is supported by long-term, fee-based gas gathering agreements that contain firm throughput commitments, which generate fees whether or not the capacity is used, and is operated by us. Our investment in UBFS totaled $18 million at both December 31, 2015 and 2014. The carrying amount of our investment in UBFS exceeded the underlying equity in net assets by $8 million at December 31, 2015. The basis difference is being amortized over the useful life of the underlying fixed assets.

Three Rivers Gathering, L.L.C.

We own a 50% interest in TRG located in the southeastern Uinta Basin. TRG was formed with Ute Energy to transport natural gas gathered by UBFS and other third-party volumes to gas processing facilities. The Three Rivers Gathering system is primarily supported by long-term, fee-based gas gathering agreements with minimum volume commitments. Our investment in TRG totaled $41 million and $39 million at December 31, 2015 and 2014, respectively. The carrying amount of our investment in TRG exceeded the underlying equity in net assets by $17 million at December 31, 2015. The basis difference is being amortized over the useful life of the underlying fixed assets.